SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Jan. 31, 2022
Equity [Abstract]
Schedule for continuity of common stock [Table Text Block]
	Number of Shares	Common stock
		$
Balance, January 31, 2020	89,388,639	85,096,509
Shares issued - acquisition of Phantom Farms (i)	7,132,042	2,582,903
Shares issued - Megawood (ii)	95,849	38,415
Shares issued - option exercises (iii)	200,000	98,950
Shares issued - conversion of debentures (iv)	19,764,694	12,758,473
Shares issued - Swell commitment (v)	456,862	429,582
Shares issued - EFF commitment (vi)	19,774	21,371
Standby warrants issued	-	2,116,192
Share-based compensation	-	494,435
Balance, January 31, 2021	117,057,860	103,636,830
Shares issued - PF warrants exercises (vii)	456,100	533,326
Shares issued - EFF commitment (viii)	19,774	21,787
Shares issued - Guaranteed warrants (ix)	1,214,080	-
Shares issued - Settlement of Earn out shares (x)	1,300,000	677,939
Share-based compensation	-	366,469
Balance, January 31, 2022	120,047,814	105,236,351

(i) On February 19, 2020, the Company amended the terms of the purchase of Phantom Farms, including SDP. The amended terms of the purchase agreement regarding the real estate assets of SDP group resulted in the Company electing to purchase the real estate of the Phantom Farms outdoor grow (two parcels), and SDP receiving 7,132,042 shares of C21 with a fair value of $2,582,903.

(ii) On February 21, 2020, the Company repaid the convertible promissory note with a cash payment of $130,000 and the issuance of 95,849 common shares with a fair value of $38,415 (note 12).

(iii) On October 15, 2020, the Company issued 200,000 shares upon the exercise of stock options.

(iv) During the year ended January 31, 2021 the Company issued 19,764,694 shares upon the conversion of debentures.

(v) On November 23, 2020, the Company issued 456,862 common shares to Swell as part of the purchase agreement dated May 23, 2019 as final settlement of the Company's commitment to issue shares.

(vi) On December 30, 2020, the Company issued 19,774 common shares to the vendors of EFF for a partial settlement of the Company's commitment to issue shares.

(vii) On February 4, 2021 the Company issued 456,100 shares upon the exercise of Phantom Farm warrants.

(viii) On April 5, 2021, the Company issued 19,774 common shares to the vendors of EFF for a partial settlement of the Company's commitment to issue shares.

(ix) On June 17, 2021, the Company issued 1,214,080 common shares pursuant to the cashless exercise of 4,160,000 warrants.

(x) On January 24, 2022, the Company issued 1,300,000 common shares for the settlement of Phantom earn out shares.

Schedule of warrants activity [Table Text Block]
	Warrants outstanding	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance January 31, 2020	5,694,746	1.66	0.74
Issued	6,200,000	1.00
Balance, January 31, 2021	11,894,746	1.32	1.96
Exercised	(4,616,100)	1.05
Expired	(4,038,646)	1.73
Balance, January 31, 2022	3,240,000	1.18	2.10

Schedule of warrants outstanding and exercisable [Table Text Block]
Expiry Date	Exercise Price	Number of Warrants
	C$	#
December 31, 2023	1.00	632,400
January 30, 2024	1.00	1,407,600
May 24, 2024	1.50	1,200,000
		3,240,000

Schedule of stock option activity [Table Text Block]
	Options outstanding and exercisable	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance January 31, 2020	3,255,000	1.78	2.18
Granted	4,055,000	0.73
Exercised	(200,000)	0.65
Expired/Cancelled	(145,000)	0.71
Balance, January 31, 2021	6,965,000	1.22	2.05
Expired	(1,350,000)	2.80
Balance January 31, 2022	5,615,000	0.84	1.45

Schedule of stock options outstanding and exercisable [Table Text Block]
Expiry Date	Exercise Price	Outstanding	Exercisable
	C$	#	#
February 5, 2022	1.11	460,000	460,000
October 9, 2022	1.38	500,000	500,000
January 24, 2023	0.80	100,000	100,000
August 17, 2023	0.70	3,905,000	2,603,333
January 28, 2024	1.50	150,000	100,000
October 9, 2024	1.00	500,000	500,000
		5,615,000	4,263,333

Schedule for weighted average assumptions of stock options [Table Text Block]
Expiry Date	2022	2021
Risk-free rate	-	0.19%
Expected term of options	-	3 years
Annualized volatility	-	80%
Dividend rate	-	0%